UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Jed Bowen                Greenwich, CT           August 14, 2007
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $311,168 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                 Title of               Market Value   SH/PRN   SH/ PUT/ Investment  Other      Voting Authority
Name of Issuer                    Class         CUSIP     (x1,000)     Amount   PRN CALL Discretion Managers    Sole    Shared None
Advanced Medical Optics Inc  Note 2.500% 7/1  00763MAG3        7,428  7,623,000 PRN        SHARED             7,623,000
Amdocs Ltd                   ORD              G02602103        2,325     58,400 SH         SHARED                58,400
Bausch & Lomb Inc            FRNT             071707AM5       12,713 10,000,000 PRN        SHARED            10,000,000
CBRL Group Inc               Common           12489V106            9        209 SH         SHARED                   209
Chesapeake Energy Corp       Common           165167107        8,958    258,900 SH         SHARED               258,900
Citadel Broadcasting Corp    Common           17285T106          362     56,060 SH         SHARED                56,060
Cypress Semiconducter Corp   Note 1.000% 9/1  232806AK5        5,541  5,000,000 PRN        SHARED             5,000,000
CYTYC Corp                   Note 2.250% 3/1  232946AB9       17,558 12,000,000 PRN        SHARED            12,000,000
Disney Walt Co               Com Disney       254687106       14,858    435,200 SH         SHARED               435,200
FLIR Sys Inc                 Common           302445101       13,685    295,900 SH         SHARED               295,900
Ford Motor Co Cap Tr II      PFD TR CV6.5%    345395206       19,260    500,000 SH         SHARED               500,000
Gateway Inc                  Note 1.500% 12/3 367626AB4       16,503 20,500,000 PRN        SHARED            20,500,000
Gold Rsv Inc                 Note 5.500% 6/1  38068NAB4          518    500,000 PRN        SHARED               500,000
Integra Lifesciences Hldgs   Note 2.500% 3/1  457985AB5          557    380,000 PRN        SHARED               380,000
Intel Corp                   Common           458140100        9,736    410,100 SH         SHARED               410,100
Johnson & Johnson            Common           478160104        5,176     84,000 SH         SHARED                84,000
Kellwood Co                  DBCV 3.500% 6/1  488044AF5        9,200 10,000,000 PRN        SHARED            10,000,000
Lamar Advertising Co         CL A             512815101        4,602     73,329 SH         SHARED                73,329
Liberty Media Corp New       DEB 0.750% 3/3   530718AF2       36,721 29,930,000 PRN        SHARED            29,930,000
Lions Gate Entmt Corp        Note 2.938% 10/1 535919AF1       12,237 10,950,000 PRN        SHARED            10,950,000
Manor Care Inc New           Note 2.125% 4/1  564055AK7       21,019 10,000,000 PRN        SHARED            10,000,000
Maxtor Corp                  Note 2.375% 8/1  577729AE6       11,449  8,300,000 PRN        SHARED             8,300,000
Mesa Air Group Inc           Note 2.115% 2/1  590479AD3       10,284 19,000,000 PRN        SHARED            19,000,000
Millipore Corp               Note 3.750% 6/0  601073AD1       18,211 17,000,000 PRN        SHARED            17,000,000
Mylan Labs Inc               Common           628530107        5,157    283,500 SH         SHARED               283,500
OSI Pharmaceuticals Inc      Note 2.000% 12/1 671040AF0        6,781  5,000,000 PRN        SHARED             5,000,000
PMC-Sierra Inc               Common           69344F106        3,926    507,900 SH         SHARED               507,900
Schein Henry Inc             Note 3.000% 8/1  806407AB8        5,123  4,000,000 PRN        SHARED             4,000,000
Skyworks Solutions Inc       Note 1.250% 3/0  83088MAF9        5,069  5,000,000 PRN        SHARED             5,000,000
Tech Data Corp               DBCV 2.750% 12/1 878237AE6        2,427  2,500,000 PRN        SHARED             2,500,000
Thermo Fisher Scientific Inc Common           883556102       12,847    248,400 SH         SHARED               248,400
United Auto Group Inc        Note 3.500% 4/0  909440AH2        9,002  8,350,000 PRN        SHARED             8,350,000
Watson Pharmaceuticals Inc   DBCV 1.750% 3/1  942683AC7        1,926  2,000,000 PRN        SHARED             2,000,000
                                                             311,168